DEBT (Notes and Loans Payable) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Short-term Debt [Line Items]
Notes and loans payable	$ 143	$ 202
Commercial Paper [Member]
Short-term Debt [Line Items]
Notes and loans payable	141	200
Foreign Borrowings [Member]
Short-term Debt [Line Items]
Notes and loans payable	$ 2	$ 2